Note 8 - Income Tax	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of income tax [text block]
Note 8.	Income Tax

The table below provides a specification of the income tax expense.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Current income taxes	(5,112)	1,983	(4,109)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	(322)	(1,272)	852
Deferred taxes	(168)	1,164	3,452
Income tax benefit (expense)	(5,602)	1,876	194
Income tax expense is attributable to:
Profit from continuing operations	(2,658)	(75)	(43)
Profit from discontinued operation	(2,944)	1,950	237

_____________

(1)	Currency effect on income tax (expense) benefit due to corporate income tax filing in NOK for Norwegian entities with USD as functional currency.

Opera Limited, the Parent, is domiciled in the Cayman Islands, where the applicable tax rate is zero. With Opera being headquartered in Norway and with a large share of the income from the Browser and News segment being recognized by Opera Norway AS, a subsidiary domiciled in Norway, the reconciliation below between the income tax benefit (expense) and the accounting profit is based on the tax rate applicable in Norway, which was 22% in 2021 and in the comparative periods. The tax rate in Norway will remain 22% in 2022.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Profit (loss) from continuing operations before income tax expense	43,396	37,507	(43,106)
Profit (loss) from discontinued operation before income tax expense	20,105	139,792	(1,053)
Basis for calculation of the tax (expense) benefit	63,500	177,299	(44,159)
Tax (expense) benefit at nominal tax rate in Norway	(13,970)	(39,006)	9,715
Effect of different tax rates applied by subsidiaries	(2,118)	11,543	(44,054)
Permanent differences:
Tax effect of translation differences exempted for tax	1,155	99	358
Tax effect of financial items exempted from tax	1,917	20,143	35,961
Tax effects of losses in equity-accounted investees which are non-deductible	383	(2,200)	(35)
Withholding taxes paid	(232)	(271)	(324)
Net other permanent differences (not) tax deductible	4,269	9,713	(2,008)
Other effects:
Change in income tax losses carried forward	27	246	(227)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods	3,162	670	852
Change in withholding taxes and restricted interest deduction carried forward	(314)	952	147
Change in tax rate	119	(14)	(190)
Income tax (expense) benefit for the year	(5,602)	1,876	194
Effective tax rate	8.8%	(1.1)%	0.4%

The following summarizes Opera’s deferred tax assets and liabilities.

	As of December 31,
[US$ thousands]	2020	2021
Property, equipment and intangible assets	21,969	20,948
Trade receivables	(591)	(337)
Intercompany interest costs subject to limitations	(9,361)	(9,710)
Withholding tax expected to be credited (credit method)	(364)	(166)
Tax losses carried forward	(3,017)	(5,818)
Other	(1,274)	(709)
Net deferred tax liability	7,362	4,209
Recognized and classified as:
Deferred tax assets	4,383	2,323
Deferred tax liabilities	11,745	6,532
Net deferred tax liability	7,362	4,209

The deferred tax liability for property, equipment and intangible assets is mainly related to differences between the fair values and tax bases for such assets that were recognized in 2016 when Opera Norway AS was acquired.

Opera has recognized deferred tax assets related to intercompany interest costs that are carried forward due to limitations in Norway to the annual amount that can be deducted for tax purposes. Such intercompany interest cost can be carried forward for up to ten years. Opera has also recognized deferred tax assets for tax losses carried forward. Management has determined that there is convincing evidence that future taxable profits will be available in order to utilize the interest charges within the time restriction period.

The following table specifies the changes in the net deferred tax liability.

	Year ended December 31,
[US$ thousands]	2020	2021
Net deferred tax liability as of January 1	4,322	7,362
Addition from business combination (Note 3)	-	48
Expense (benefit) in the Statement of Operations	3,040	(3,452)
Expense (benefit) in the Statement of Comprehensive Income	-	251
Net deferred tax liability as of December 31	7,362	4,209